STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)		12 Months Ended
	Nov. 06, 2024	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000,000	20,000,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common stock, shares issued		90,904,606	40,500,587
Outstanding stock options		0	0
Equity Financing Agreement [Member]
Class of Stock [Line Items]
Purchase of common stock	$ 30,000,000
Market price percentage	92.00%
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,000,000	2,000,000
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares issued		88,335	88,335
Preferred stock, shares outstanding		88,335	88,335
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued		90,904,606	40,500,587